Financial Investments - Financial investments at amortised cost and fair value (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Amortised cost	$ 481,874	$ 436,959
Fair value	498,770	446,705
US Treasury
Disclosure of financial assets [line items]
Amortised cost	75,531	79,633
Fair value	78,251	80,589
US Government agencies
Disclosure of financial assets [line items]
Amortised cost	19,851	26,356
Fair value	20,320	26,387
US Government-sponsored entities
Disclosure of financial assets [line items]
Amortised cost	10,691	8,070
Fair value	11,224	8,259
UK Government
Disclosure of financial assets [line items]
Amortised cost	28,094	28,621
Fair value	28,754	28,973
Hong Kong Government
Disclosure of financial assets [line items]
Amortised cost	55,483	47,824
Fair value	55,507	47,820
Other governments
Disclosure of financial assets [line items]
Amortised cost	178,091	140,510
Fair value	180,881	142,511
Asset-backed securities
Disclosure of financial assets [line items]
Amortised cost	2,708	2,954
Fair value	2,536	2,889
Corporate debt and other securities
Disclosure of financial assets [line items]
Amortised cost	110,015	101,750
Fair value	118,960	107,364
Equities
Disclosure of financial assets [line items]
Amortised cost	1,410	1,241
Fair value	2,337	1,913
Debt securities issued by banks and other financial institutions
Disclosure of financial assets [line items]
Fair value	62,000	61,000
Debt securities issued by banks and other financial institutions, guaranteed by governments
Disclosure of financial assets [line items]
Fair value	$ 10,000	$ 11,000